TrimTabs ETF Trust

TrimTabs U.S. Free-Cash-Flow ETF (FCFD)
TrimTabs Intl Free-Cash-Flow ETF (FCFI)

Supplement dated June 7, 2016
to the Statement of Additional Information dated January 28, 2016, as supplemented

In the Statement of Additional Information, the table titled “Independent Trustees” in the “Management of the Funds” section is replaced with the following:

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Stephen J. Posner YOB: 1944	Trustee	Since 2014	Financial Advisor, Wunderlich Securities, Inc. (2005 – 2014).	2	Director, TrimTabs Investment Research (2016 - present).*

David A. Kelly YOB: 1938	Trustee	Since 2015	Founder and President, Three Lakes Advisors, Inc. (1996 – present).	2	Member, Audit Committee, Greenwich Historical Society (2011 – 2013).

*	TrimTabs Investment Research does not control, and is not controlled by or under common control with, the Adviser.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE